DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
Exchangeable Senior Notes and Hedging Transactions
2017 Notes
In January 2017, the Company issued $287,500 aggregate principal amount of 2017 Notes due 2024.
In the event that the last reported sale price of the company’s ADS for at least 20 trading days (whether consecutive or not) during the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the exchange price ("Share Price
Condition") or in the event of the satisfaction of certain other conditions, during set periods, as defined in the indenture governing the Notes, the holders of the exchangeable senior notes will have the option to exchange the Notes for (at the Company's election) (i) cash, (ii) ADSs or (iii) a combination thereof.
As of December 31, 2023, the Share Price Condition for the 2017 Notes was triggered and, accordingly, the net carrying amount of these 2017 Notes was presented in current liabilities.
The Company may provide additional ADSs upon conversion if there is a "Make-Whole Fundamental Change" in the Company as defined in the indenture governing the 2017 Notes. The 2017 Notes are not redeemable by the Company prior to the maturity date apart from certain cases as set forth in the indenture governing the notes.
On December 31, 2021, the Company entered into the First Supplemental Indenture. In accordance with the First Supplemental Indenture, the Company irrevocably elected cash settlement for the principal and any premium due upon conversion (as defined in the 2017 Indenture) to apply to all conversions of 2017 Notes with an Exchange Date (as defined in the 2017 Indenture) that occurs on or after December 31, 2021.
As a result of the requirement to deliver cash to settle the principal and any premium due upon conversion, on December 31, 2021, the Company reclassified from equity to liability the conversion option (a derivative) fair value of $292,940. The conversion option will be no longer eligible for ASC 815 scope exception. Therefore, a derivative accounting for the conversion option was required.
Debt issuance costs of $5,791 attributable to the 2017 Notes are amortized as interest expense over the contractual term of the notes using the effective interest rate.
Interest is payable on the debentures semi-annually at the cash coupon rate, however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate equal to the Company's estimated nonconvertible debt borrowing rate at the time of issuance.
The Company received notices for conversion of $2,626 and $87,427 of principal amount of the 2017 Notes in 2023 and 2024, respectively, for which $2,628 and $87,435 were settled in 2023 and 2024, respectively. The Company paid the note holders the conversion value of the notes in cash. The cash conversion premium payment upon conversion of the 2017 Notes was offset by cash under the convertible bond hedge transaction (a derivative) entered into in connection with the offering of the 2017 Notes. As a result of the conversions, the Company recorded in 2023 $53 loss on extinguishment of debt.

In January 2024, the Company settled the entire 2017 Notes in cash, reflecting both the principal amount in the sum of $87,435 and the conversion option in the sum of $104,673. As such, the Company settled the associated debt hedge asset in the total amount of $104,673, using the resulting proceeds to repay the outstanding debt.

2020 Notes
In August 2020, the Company issued $460,000 aggregate principal amount of exchangeable senior notes (the "2020 Notes" and together with the 2017 Notes, the "Notes") due 2025.
In the event that the Share Price Condition is satisfied or in the event of the satisfaction of certain other conditions, during set periods, set forth in the indenture governing the 2020 Notes, the holders of the exchangeable senior notes will have the option to exchange the Notes for (at the Company's election) (i) cash, (ii) ADSs or (iii) a combination thereof.
On December 31, 2021, the Company irrevocably elected that all conversions occurring on or after December 31, 2021, will be settled pursuant to a Combination Settlement (as defined in the 2020 Indenture) with a Specified Dollar Amount (as defined in the 2020 Indenture) no less than $1,000 per $1,000 principal amount of 2020 Notes. Generally, under this settlement method, the conversion value corresponding to the principal amount will be converted in cash, and the conversion value over the principal amount will be settled, at the Company’s election, in cash or shares or a combination thereof.
The 2020 Notes are redeemable by the Company on or after September 21, 2023 upon the fulfillment of the Share Price Condition for cash in relation to the principal amount, and the conversion value over the principal amount will be settled, at the Company's election, in (i) cash, (ii) ADSs or (iii) a combination thereof, apart from certain cases as set forth in the indenture governing the Notes.
The 2020 Notes do not bear interest, however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate.
Debt issuance costs of $8,574 attributable to the 2020 Notes are amortized as interest expense over the contractual term of the 2020 Notes using the effective interest rate.
The Company may provide additional ADSs upon conversion if there is a "Make-Whole Fundamental Change" in the Company as defined in the indenture governing the 2020 Notes.
The following table summarizes some key facts and terms regarding the outstanding Notes as of December 31, 2024:

Due 2025
Issuance date	August 27, 2020
Maturity date	September 15, 2025
Effective conversion date	June 15, 2025
Principal amount	$460,000
Cash coupon rate (per annum)	—%
Conversion rate effective (per $1000 principal amount)	3.34
Effective conversion price (per ADS)	$299.19
The carrying values of the liability of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes		2017 Notes
	December 31,		December 31,
	2024	2023	2024	2023
Principal	$460,000	$460,000	$—	$87,432
Conversion option (Level 2)			—	$121,922
Less:
Debt issuance costs, net of amortization	(1,209)	(2,919)	—	(14)
Unamortized discount	—	—	—	(111)

Net liability carrying amount	$458,791	$457,081	$—	$209,229
As of December 31, 2024, the estimated fair value of 2020 Notes which the Company has classified as Level 2 financial instruments is $442,157 ($437,368 as of December 31, 2023).
The estimated fair value was determined based on the quoted bid price of the exchangeable senior notes in an over-the-counter market on the last trading day of the reporting period.
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes			2017 Notes
	Year Ended December 31,			Year Ended December 31,
	2024	2023	2022	2024	2023	2022
Amortization of debt issuance costs	$1,710	$1,699	$1,693	$14	$316	$303
Non-cash amortization of debt discount	—	—	—	110	2,600	2,587
Interest expense	—	—	—	46	1,101	1,127
Loss in respect of convertible loan extinguishment	—	—	—	—	53	1,206
Total interest expense recognized	$1,710	$1,699	$1,693	$170	$4,070	$5,223
Effective interest rate	0.37%	0.37%	0.37%	4.65%	4.65%	4.65%
Exchangeable notes hedge transactions
In connection with the pricing of the 2017 Notes, the Company has entered into privately negotiated exchangeable note hedge transactions with some of the initial purchasers and/or their respective affiliates (the "Option Counterparties").
Subject to customary anti-dilution adjustments substantially similar to those applicable to the 2017 Notes, the exchangeable note hedge transactions cover the number of ADSs will initially underline the 2017 Notes.
The note hedge transactions are expected generally to reduce cash payments the Company is required to make in excess of the principal amount, in each case, upon any exchange of the 2017 Notes.
A portion of the call-options can be settled upon a surrender of the same amounts of Notes by a holder. As stated above, the Company irrevocably elected cash settlement to apply to all conversions of 2017 Notes with an Exchange Date (as defined in the 2017 Indenture) that occurs on or after December 31, 2021.
Conversion notices received on and after December 31, 2021 relating to the 2017 Notes will be fully settled in cash, and amounts paid in excess of the principal amount will be offset by an equal receipt of cash under the convertible bond hedge.
As a result of the irrevocable cash election, on December 31, 2021, the Company reclassified from equity to derivative asset the remaining bond hedge fair value of $292,940 (Level 2).
Concurrently with the Company's entry into the exchangeable note hedge transactions, the Company has entered into warrant transactions with the Option Counterparties relating to the same number of ADSs (3,457,475), with a strike price of $101.82 per ADS, subject to customary anti‑dilution adjustments. The warrants were classified to equity in accordance with U.S. GAAP
During 2024, the warrants were exercised into 1,513,183 ordinary shares.